Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PLAN MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Money Market Portfolio is a money market fund, which seeks a high level of current income and stability of principal. This Portfolio seeks an annual return at least equal to the 91-day U.S. Treasury bond equivalent yield.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-05-01
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Money Market Portfolio invests in U.S. Government, bank and commercial obligations and repurchase agreements relating to such obligations, which provide for repayment within 397 days after purchase, including, without limitation, U.S. Treasury bills, bonds and notes, securities issued by U.S. Government agencies and instrumentalities, as well as bank certificates of deposit, bankers acceptances and commercial paper and other obligations issued by domestic and foreign corporations. The investments in the Money Market Portfolio are very short-term, although they may have longer maturities than investments in the Government/REPO Portfolio. The average maturity of investments in this Portfolio will not exceed 60 days.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Interest Rate Risk. Interest rate increases can cause the price of a money market security to decrease.

Credit Risk. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

An investment in the Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it is possible to lose money by investing in this Portfolio.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it is possible to lose money by investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the annual return and long-term performance of the Money Market Portfolio, and indicate the return volatility associated with an investment in this Portfolio. The bar chart shows how the performance of this Portfolio has varied from year to year for the last ten years. The table shows this Portfolio’s average annual return for one, five and ten years, or the life of the Portfolio, if shorter. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com, or by calling 800-621-9215.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of this Portfolio has varied from year to year for the last ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-621-9215
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pif.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio Annual Total Returns for Each Year Annual Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 1.29% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.003% (for the quarter ended September 30, 2014).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.003%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014):
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Money Market Portfolio seven-day average yield as of December 31, 2014 was 0.06%. You may obtain this Portfolio’s current seven-day yield by calling (800) 621-9215 or by visiting the Fund’s website at www.pif.com.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	seven-day average yield as of December 31, 2014
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-621-9215
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.06%
PLAN MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.27%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	17
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	77
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	142
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	334
Annual Return 2005	rr_AnnualReturn2005	3.05%
Annual Return 2006	rr_AnnualReturn2006	4.92%
Annual Return 2007	rr_AnnualReturn2007	5.12%
Annual Return 2008	rr_AnnualReturn2008	2.67%
Annual Return 2009	rr_AnnualReturn2009	0.46%
Annual Return 2010	rr_AnnualReturn2010	0.15%
Annual Return 2011	rr_AnnualReturn2011	0.09%
Annual Return 2012	rr_AnnualReturn2012	0.11%
Annual Return 2013	rr_AnnualReturn2013	0.04%
Annual Return 2014	rr_AnnualReturn2014	0.03%
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	0.08%
10 Years	rr_AverageAnnualReturnYear10	1.65%

[1]	The Money Market Portfolio's Investment Advisor and Administrator have agreed to waive certain fees otherwise payable by the Portfolio. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2016 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2016 but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.